Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2021	Nov. 12, 2013	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 19, 2020	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share appreciation rights			$ 0		$ 0		$ 706
Unrecognized compensation expense, options			17,600		17,600		19,500	$ 13,800
Total stock-based compensation expense			2,155	$ 1,677	5,856	$ 5,865	8,043	6,229
Unrecognized compensation expense			900		900		$ 1,200	$ 2,000
Number of Shares outstanding							7,207,044	5,904,413		5,565,292
Outstanding Shares exercise price per share							$ 4.94	$ 4.05		$ 2.88
Stock based compensation expense			$ 2,155	1,677	$ 5,856	5,865	$ 8,043	$ 6,229
Share based compensation arrangement,granted							2,328,385	1,135,148
Warrants issued to intermediaries							51,859	164,485
Warrants issued to investors								135,133
Fair value of warrants issued								$ 1,800
Number of additional warrants issued in period							0
Warrants issued for goods and services								5,246
Entity shares issued per acquiree share, ratio	2.4835%
Share Price			$ 7.19		$ 7.19
A 2013 Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares outstanding			16,506,655		16,506,655		17,898,619
Outstanding Shares exercise price per share			$ 1.91		$ 1.91		$ 1.99
Share based compensation arrangement,granted					0
Entity shares issued per acquiree share, ratio	2.4835%
A 2021 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares outstanding			1,013,480		1,013,480		0
Outstanding Shares exercise price per share			$ 15.84		$ 15.84		$ 0
Share based compensation arrangement,granted					1,013,480
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			$ 469	319	$ 1,320	1,086
Stock based compensation expense			$ 469	319	$ 1,320	1,086
Convertible Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument, stated percentage			5.00%		5.00%
Warrants exercised (in shares)	1,800,000
Warrants exercised, fair value	$ 18,100
8.00% – 2020 Convertible Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument, stated percentage			8.00%		8.00%
8.00% – 2020 Convertible Notes | Convertible Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt instrument, stated percentage			8.00%		8.00%		8.00%		8.00%
Share Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share appreciation rights							$ 700	$ 400
Share-based compensation fair value (in dollars per share)							$ 20.28	$ 12.98
Vesting period		4 years
Number of Shares outstanding							30,000	30,000
Outstanding Shares exercise price per share							$ 0.00001	$ 0.00001
Shares outstanding (in shares)			0		0
Payment to settle awards	$ 700
Share Appreciation Rights | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense							$ 300	$ 20
Stock based compensation expense							$ 300	$ 20
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)							11,458,989
Number of shares available for grant (in shares)							2,746,089
Unrecognized compensation expense, period for recognition					1 year 3 months 18 days		1 year 4 months 24 days	1 year 3 months 18 days
Vesting period							4 years
Number of shares authorized for issuance							11,458,989
Number of shares available for grant							2,746,089
Percentage of options become exercisable on first anniversary of the grant							25.00%
Remaining options exercisable in equal monthly portions over the period							36 months
Total aggregate intrinsic value of options exercised							$ 100	$ 300
Weighted average grant date fair value of options,Granted							$ 8.32	$ 7.92
Options | A 2013 Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares)			0		0
Number of shares available for grant			0		0
Options | A 2021 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)			15,369,185		15,369,185
Number of shares available for grant (in shares)			14,355,705		14,355,705
Number of shares authorized for issuance			15,369,185		15,369,185
Number of shares available for grant			14,355,705		14,355,705
Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			$ 100	20	$ 300	100	$ 800
Stock based compensation expense			$ 100	$ 20	$ 300	$ 100	$ 800
Weighted average grant date fair value of options,Granted								$ 7.84
Share based compensation arrangement,granted								249,605